Financial Instruments by Category - Schedule of Financial Liabilities (Details) - Financial liabilities at fair value, class [member] - USD ($)	Jun. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Financial Liabilities [Line Items]
Financial liabilities included in accounts and other payables	$ 28,767,165	$ 27,403,211	$ 29,504,114
Warrant liabilities	1,235,299	1,392,997	1,839,808
Lease liabilities	902,621	735,550	606,061
Total	30,905,085	29,531,758	31,949,983
Financial Liabilities at Fair Value Through Profit or Loss Designated as Such Upon Initial Recognition [Member]
Schedule of Financial Liabilities [Line Items]
Financial liabilities included in accounts and other payables
Warrant liabilities	1,235,299	1,392,997	1,839,808
Lease liabilities
Total	1,235,299	1,392,997	1,839,808
Financial Liabilities at Amortised Cost [Member]
Schedule of Financial Liabilities [Line Items]
Financial liabilities included in accounts and other payables	28,767,165	27,403,211	29,504,114
Warrant liabilities
Lease liabilities	902,621	735,550	606,061
Total	$ 29,669,786	$ 28,138,761	$ 30,110,175